Debt Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Convertible Debt [Table Text Block]
	September 30, 2020	December 31, 2019
Deerfield Convertible Note	$7,340	$6,981
2021 Notes	—	3,000
December 2019 Notes	56,615	70,218
January 2020 Note	3,133	—
Total outstanding principal on debt obligations	67,088	80,199
Less: debt issuance costs and discounts	(1,168)	(2,856)
Convertible notes, net	$65,920	$77,343

	December 31,
	2019	2018
Deerfield Convertible Note	$6,981	$6,667
2021 Notes	3,000	76,673
December 2019 Notes	70,218	-
Total outstanding principal on debt obligations	80,199	83,340
Less: debt issuance costs and discounts	(2,856)	(1,902)
Convertible notes, net	$77,343	$81,438

Schedule of Maturities of Long-term Debt [Table Text Block]
Convertible
Year Ending December 31,	Notes
2020	$-
2021	80,199
Total minimum principal payments	80,199
Less: debt issuance costs and discounts	(2,856)
Convertible notes, net	$77,343